Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0	20,550
Preferred stock, stated value (in dollars per share)	$ 100	$ 100
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	1,895,010	0
Discount on short-term notes payable	$ 0	$ 194,097
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	8,000,000	4,000,000
Common stock, shares outstanding (in shares)	208,259	123,711